C24 Contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Contingent Liabilities	Contingent liabilities

	2017	2016
Contingent liabilities	1,561	1,186

Total	1,561	1,186